Vessels and Equipment	6 Months Ended
Jun. 30, 2019
Vessels and Equipment
Vessels and Equipment

10) Vessels and Equipment

As of June 30, 2019 and December 2018, Vessels with a book value of $1,722 million and $1,767 million, respectively, are pledged as security held as a guarantee for the Partnership’s long-term debt. See Note 12—Long-term debt.

	Vessels &	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	Net Vessels
Vessels, December 31, 2017	$2,003,341	$(280,318)	$1,723,023
Additions	118,063	—	118,063
Drydock costs	14,750	—	14,750
Disposals	(5,731)	5,731	—
Depreciation for the year	—	(88,756)	(88,756)
Vessels, December 31, 2018	$2,130,423	$(363,343)	$1,767,080
Additions	—	—	—
Drydock costs	(69)	—	(69)
Disposals	—	—	—
Depreciation for the period	—	(44,860)	(44,860)
Vessels, June 30, 2019	$2,130,354	$(408,203)	$1,722,151